Share capital and reserves (Disclosure of changes in warrants outstanding and weighted average exercise price) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share Capital And Reserves [Abstract]
Number of warrants outstanding - beginning of year	4,757,926	5,371,896	2,059,470
Number of warrants granted	900,000	820,000	3,561,926
Number of warrants exercised	(631,000)	(5,000)	(150,000)
Number of warrants expired	0	(1,428,970)	(99,500)
Number of warrants outstanding - end of period	5,026,926	4,757,926	5,371,896
Weighted average exercise price - outstanding beginning of year	$ 1.31	$ 1.49	$ 1.62
Weighted average exercise prices, warrants granted	1.3	1.39	1.4
Weighted average exercise prices, warrants exercised	0.68	1.5	1.35
Weighted average exercise prices, warrants expired	0	2.03	1.62
Weighted average exercise price - outstanding end of period	$ 1.38	$ 1.31	$ 1.49